Risk/Return Summary - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund	Dec. 30, 2024
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
GeographicConcentrationInCanadaMember
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Risk Text Block	Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
StockMarketVolatilityMember
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Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
ForeignExposureMember
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Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.